Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALLSPRING EXCHANGE-TRADED FUNDS TRUST
Entity Central Index Key	0001611331
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000254758
Shareholder Report [Line Items]
Fund Name	Ultra Short Municipal ETF
Trading Symbol	AUSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short Municipal ETF for the period from July 7, 2025 (commencement of operations) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Ultra Short Municipal ETF	$19	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Fund was incepted on July 7, 2025. The Bloomberg Municipal Bond Index delivered a 6.93% total return since the Fund's inception, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.Top contributors to Fund performance were duration and credit positioning, particularly AAA- and AA-rated names, as well as allocation within the general obligation, hospital, and electric sectors, while security selection within the housing sector offset some gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Ultra Short Municipal ETF	Ultra Short-Term Municipal Income Blended Index	Bloomberg Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
7/7/2025	$10,000	$10,000	$10,000	$10,000
7/31/2025	$10,022	$10,034	$9,970	$10,034
8/31/2025	$10,063	$10,065	$10,057	$10,075
9/30/2025	$10,089	$10,080	$10,290	$10,083
10/31/2025	$10,098	$10,088	$10,417	$10,077
11/30/2025	$10,125	$10,113	$10,441	$10,106
12/31/2025	$10,159	$10,141	$10,450	$10,139
1/31/2026	$10,197	$10,175	$10,549	$10,195
2/28/2026	$10,230	$10,204	$10,680	$10,237
3/31/2026	$10,211	$10,196	$10,432	$10,203
4/30/2026	$10,232	$10,212	$10,551	$10,211
5/31/2026	$10,258	$10,236	$10,591	$10,242
6/30/2026	$10,289	$10,266	$10,693	$10,281

Average Annual Return [Table Text Block]
Table Summary
AATR	Since Inception 7/7/25
Ultra Short Municipal ETF	2.89
Bloomberg Municipal Bond Index	6.93
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	2.66
Bloomberg 1 Year Municipal Bond Index	2.81

Performance Inception Date	Jul. 07, 2025
No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 32,076,831
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 51,846
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$32,076,831
# of portfolio holdings	88
Portfolio turnover rate	109%
Total advisory fees paid	$51,846

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA	10.3
AA	29.9
A	37.9
BBB	9.7
BB	1.9
Not rated	10.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	64.4
1-3 years	28.1
3-5 years	6.7
10-20 years	0.8

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 2.02%, 2‑1‑2031	2.3
Connecticut State HEFA Yale University Series A-3, 2.95%, 7‑1‑2049	2.0
Biloxi Public School District, 5.00%, 5‑1‑2029	1.6
Westfield-Washington Multi-School Building Corp. Westfield-Washington Schools, 5.00%, 7‑15‑2026	1.6
Prosper Independent School District, 4.00%, 2‑15‑2053	1.6
Chandler IDA Intel Corp. AMT, 4.10%, 12‑1‑2037	1.6
Chicago Midway International Airport Series C AMT, 5.00%, 1‑1‑2027	1.6
State of Ohio University Hospitals Health System, Inc. Obligated Group Series A, 5.00%, 1‑15‑2027	1.6
Alaska Municipal Bond Bank Authority Series 3, 5.00%, 10‑1‑2026	1.6
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.6

Material Fund Change [Text Block]

[1]	Annualized